Document and Entity Information	Sep. 19, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Sep. 19, 2022
Entity Registrant Name	CATALENT, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36587
Entity Tax Identification Number	20-8737688
Entity Address, Address Line One	14 Schoolhouse Road
Entity Address, City or Town	Somerset
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08873
City Area Code	732
Local Phone Number	537-6200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CTLT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On September 19, 2022, Catalent, Inc. (“Catalent” and, together with its subsidiaries, the “Company”), issued a press release and filed a Current Report on Form 8-K with the Securities and Exchange Commission (the “Original 8-K”), announcing Catalent’s election of Karen Santiago as Vice President and Chief Accounting Officer. This first amendment to the Original 8-K (“Amendment No. 1”) is being filed to clarify that Ms. Santiago assumed the role of principal accounting officer of the Company on September 19, 2022, upon commencement of her employment with the Company. Concurrent with Ms. Santiago’s assumption of that role, Thomas Castellano, the Company’s Senior Vice President and Chief Financial Officer, relinquished his role as the Company’s principal accounting officer. This Amendment No. 1 also amends the date of report of the Original Form 8-K to September 19, 2022 and clarifies the pro-ration terms of Ms. Santiago’s compensation. This Amendment No. 1 should be read in conjunction with the Original 8-K. Except as set forth herein, no modifications have been made to information contained in the Original 8-K.
Entity Central Index Key	0001596783